Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
THE ALGER FUNDS
Alger Small Cap Growth Fund
THE ALGER INSTITUTIONAL FUND
Alger Small Cap Growth Institutional Fund
THE ALGER PORTFOLIOS
Alger Small Cap Growth Portfolio
(each, a “Fund”)
Supplement dated December 15, 2023 to the
Summary Prospectuses and Prospectuses of each Fund
Upon recommendation of Fred Alger Management, LLC, each Fund’s investment adviser, the Board of Trustees of each Fund recently approved changes to the Fund’s 80% test as set forth below. The change will be effective on February 13, 2024 (the “Effective Date”).
As of the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At November 30, 2023, the market capitalization of the companies in the index ranged from $20.9 million to $14.6 billion.

ALGER FUNDS | Alger Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
THE ALGER FUNDS
Alger Small Cap Growth Fund
(each, a “Fund”)
Supplement dated December 15, 2023 to the
Summary Prospectuses and Prospectuses of each Fund
Upon recommendation of Fred Alger Management, LLC, each Fund’s investment adviser, the Board of Trustees of each Fund recently approved changes to the Fund’s 80% test as set forth below. The change will be effective on February 13, 2024 (the “Effective Date”).
As of the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At November 30, 2023, the market capitalization of the companies in the index ranged from $20.9 million to $14.6 billion.

ALGER INSTITUTIONAL FUNDS | Alger Small Cap Growth Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
THE ALGER INSTITUTIONAL FUND
Alger Small Cap Growth Institutional Fund
(each, a “Fund”)
Supplement dated December 15, 2023 to the
Summary Prospectuses and Prospectuses of each Fund
Upon recommendation of Fred Alger Management, LLC, each Fund’s investment adviser, the Board of Trustees of each Fund recently approved changes to the Fund’s 80% test as set forth below. The change will be effective on February 13, 2024 (the “Effective Date”).
As of the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At November 30, 2023, the market capitalization of the companies in the index ranged from $20.9 million to $14.6 billion.

ALGER PORTFOLIOS | Alger Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
THE ALGER PORTFOLIOS
Alger Small Cap Growth Portfolio
(each, a “Fund”)
Supplement dated December 15, 2023 to the
Summary Prospectuses and Prospectuses of each Fund
Upon recommendation of Fred Alger Management, LLC, each Fund’s investment adviser, the Board of Trustees of each Fund recently approved changes to the Fund’s 80% test as set forth below. The change will be effective on February 13, 2024 (the “Effective Date”).
As of the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization range of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a broad-based index of small capitalization stocks. At November 30, 2023, the market capitalization of the companies in the index ranged from $20.9 million to $14.6 billion.